UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management Limited
Address: Dashwood House 11th Floor
         69 Old Broad Street
         London, England    EC2M 1QS

Form 13F File Number:  28-6560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             May 14, 1999
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          2
Form 13F Information Table Entry Total:     31
Form 13F Information Table Value Total:     $99597 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation

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
                                                             FORM 13F INFORMATION TABLE

                                                             Value     SHARES/  PUT/   INVSTMT   OTHER           Voting Authority
        NAME OF ISSUER       TITLE OF CLASS      CUSIP       (X1000)   PRN AMT  CALL   DSCRETN   MANAGERS a) sole  b)shared  c)none
---------------------------- ----------------- ------------ -------- ---------  ----- --------- ---------- ------- --------- -------
AMERICA ONLINE               COM                 02364J104   4176      28600           SHARED    01 02              28600
AMERICAN INTERNATIONAL       COM                 026874107   3828      31732           SHARED    01 02              31732
AT&T                         COM                 001957109   3328      41700           SHARED    01 02              41700
BANKAMERICA CORP NEW         COM                 06605F102   4146      58700           SHARED    01 02              58700
BOSTON SCIENTIFIC            COM                 101137107   4477      110363          SHARED    01 02              110363
CISCO SYSTEM                 COM                 17275R102   3304      30159           SHARED    01 02              30159
CITIGROUP INC                COM                 172967101   4117      64460           SHARED    01 02              64460
COLEGATE - PALMOLIVE CO      COM                 194162103   2112      22960           SHARED    01 02              22960
COMPAQ COMPUTERS             COM                 204493100   125       3939            SHARED    01 02              3939
ELECTRONIC DATA SYSTEMS      COM                 285661104   4422      90820           SHARED    01 02              90820
FED. NAT. MORTGAGE           COM                 313586109   3776      54533           SHARED    01 02              54533
FOX ENTERTAINMENT GROUP      COM                 35138T107   467       17230           SHARED    01 02              17230
FRONTIER CORP                COM                 35906P105   244       4700            SHARED    01 02              4700
GENERAL ELECTRIC             COM                 369604103   3278      29631           SHARED    01 02              29631
GILLETTE                     COM                 375766102   203       3410            SHARED    01 02              3410
HEWLETT-PACKARD              COM                 428236103   3677      54230           SHARED    01 02              54230
IBM INT'L BUSINESS MACH      COM                 459200101   3924      22140           SHARED    01 02              22140
INTEL                        COM                 458140100   4542      38130           SHARED    01 02              38130
INTERNET SECURITY SYSTEMS    COM                 450306105   305       3832            SHARED    01 02              3832
LILLY (ELI)                  COM                 532457108   4028      47459           SHARED    01 02              47459
MCI WORLDCOM                 COM                 55268B106   5404      61016           SHARED    01 02              61016
MONSANTO                     COM                 611662107   3575      77814           SHARED    01 02              77814
PFIZER INC                   COM                 717081103   3971      28620           SHARED    01 02              28620
PHARMACIA & UPJOHN           COM                 716941109   437       7000            SHARED    01 02              7000
PHILIP MORRIS                COM                 718154107   1649      46860           SHARED    01 02              46860
RITE AID CORP                COM                 767754104   5578      223123          SHARED    01 02              223123
SAFEWAY INC                  COM                 786514208   4824      94020           SHARED    01 02              94020
SBC COMMUNICATIONS           COM                 78387G103   3739      79348           SHARED    01 02              79348
TEXACO                       COM                 881694103   4052      71400           SHARED    01 02              71400
WAL-MART STORES INC.         COM                 931142103   3707      40208           SHARED    01 02              40208
WALGREEN                     COM                 931422109   4182      148050          SHARED    01 02              148050

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